Supplement to the

Fidelity® California Municipal Income Fund

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 54.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

CFLB-08-01 July 11, 2008
1.791663.108

Supplement to the

Fidelity Advisor California Municipal Income Fund

Class A, Class T, Class B, Class C, and Institutional Class

Classes of Fidelity® California Municipal Income Fund

A Fund of Fidelity California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contract" section beginning on page 53.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

ASCM/ASCMIB-08-01 July 11, 2008
1.777593.108

Supplement to the

Fidelity® California Short-Intermediate Tax-Free Bond Fund

A Fund of California Municipal Trust

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2008

The following information supplements similar information found in the "Management Contract"section beginning on page 53.

Sub-Adviser - FMR U.K. On behalf of the fund, FMR has entered into a sub-advisory agreement with FMR U.K. Pursuant to the sub-advisory agreement, FMR may receive from the sub-adviser investment research and advice on issuers outside the United States (non-discretionary services) and FMR may grant the sub-adviser investment management authority and the authority to buy and sell securities if FMR believes it would be beneficial to the fund (discretionary services). FMR, and not the fund, pays the sub-adviser.

CSIB-08-01 July 11, 2008
1.835662.102